NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 29, 2018	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Date of incorporation		Dec. 05, 2007	Dec. 05, 2007
Business acquisition transaction of equity securities, description	the Company entered into a transaction (the “Share Exchange”), pursuant to which the Company acquired 100% of the issued and outstanding equity securities of The 4LESS Corp. (“4LESS”), in exchange for the issuance of (i) nineteen thousand (19,000) shares of Series B Preferred Stock, (ii) six thousand seven hundred fifty (6,750) shares of Series C Preferred Stock, and (iii) 870 shares of Series D Preferred Stock. The Series C Preferred Shares have a right to convert into common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date
Percentage of inventory		52.00%	54.00%	54.00%	57.00%
Accounts payable		$ 433,897	$ 349,839	$ 462,991	$ 599,072